Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

March 11, 2015

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2014-1, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas, a New York banking corporation (the “Indenture Trustee”), dated as of March 1, 2014 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

 (i)      No Event of Default, Servicer Replacement Event has occurred and is continuing;

(ii)      The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/Mark K. Olson
Mark K. Olson
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2014-1
Pool ID:	CRAT141
Original Aggregate Note Balance	$ 223,370,000.00
Collection Period Start Date:	02/01/2015
Collection Period Ending Date:	02/28/2015
Prior Distribution Date:	02/17/2015
Current Distribution Date:	03/16/2015

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$34,100,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$60,500,000.00	$28,562,992.58	$5,346,191.70	$23,216,800.88	0.383749
	Class A-3 Notes	$55,000,000.00	$55,000,000.00		$55,000,000.00	1.000000
	Class A-4 Notes	$50,880,000.00	$50,880,000.00		$50,880,000.00	1.000000
	Class B Notes	$10,610,000.00	$10,610,000.00		$10,610,000.00	1.000000
	Class C Notes	$12,280,000.00	$12,280,000.00		$12,280,000.00	1.000000

	Total Note Balance	$223,370,000.00	$157,332,992.58	$5,346,191.70	$151,986,800.88	0.680426
			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$3,909,117.24		$3,909,117.24
	Reserve Account Balance		$558,445.32		$558,445.32
	Net Pool Balance		$161,242,109.82		$155,895,918.12

			Coupon Rate	Beginning Period Balance	Interest Distribution Amount

	Class A-1 Notes		0.25000%	$-	$-
	Class A-2 Notes		0.62000%	$28,562,992.58	$14,757.55
	Class A-3 Notes		0.85000%	$55,000,000.00	$38,958.33
	Class A-4 Notes		1.48000%	$50,880,000.00	$62,752.00
	Class B Notes		2.30000%	$10,610,000.00	$20,335.83
	Class C Notes		3.40000%	$12,280,000.00	$34,793.33

				$157,332,992.58	$171,597.04
II.	AVAILABLE FUNDS
	Interest Collections		$929,243.58
	Principal Collections		$5,056,344.76
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$199,213.22
	Investment Earnings		$52.27
	Reimbursements of Prior Period Liquidation Expenses		$(8,355.00)
	Reimbursements of Prior Period Servicer Advances		$(96,081.18)
	Current Period Servicer Advances		$111,113.28

	Total Collections		$6,191,530.93
	Reserve Account Draw Amount		$-

	Total Available Funds		$6,191,530.93

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$134,368.42	$134,368.42	$-	$-
	Servicing fees dues to backup servicer		$4,000.00	$4,000.00	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$14,757.55	$14,757.55	$-	$-
	Class A-3 Note Interest		$38,958.33	$38,958.33	$-	$-
	Class A-4 Note Interest		$62,752.00	$62,752.00	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$20,335.83	$20,335.83	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$34,793.33	$34,793.33	$-	$-
	Third Allocation of Principal		$1,437,074.46	$1,437,074.46	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$3,909,117.24	$3,909,117.24	$-	$-
	Accrued and unpaid fees to owner/indenture trustees		$1,520.00	$1,520.00	$-	$-
	Remaining Funds to Certificate Holder		$533,853.77	$533,853.77	$-	$(0.00)

			$6,191,530.93	$6,191,530.93	$-	$(0.00)
	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$1,437,074.46
	Regular Principal Distribution Amount		$3,909,117.24

	Total Allocable Principal		$5,346,191.70

California Republic Auto Receivables Trust 2014-1
Pool ID:	CRAT141
Original Aggregate Note Balance	$ 223,370,000.00
Collection Period Start Date:	02/01/2015
Collection Period Ending Date:	02/28/2015
Prior Distribution Date:	2/17/2015
Current Distribution Date:	3/16/2015

IV.	POOL
	Pool Balance	$155,895,918.12
	Number of Receivables Outstanding	8,716
	Weighted Average Contract Rate	7.23%
	Weighted Average Maturity	55.8
	OVERCOLLATERALIZATION
	Target O/C Amount	$3,909,117.24
	Beginning Period O/C Amount	$3,909,117.24
	Ending Period O/C Amount	$3,909,117.24

	Overcollateralization Amount to Achieve Target	$0.00
V.	RESERVE ACCOUNT
	Specified Reserve Account Balance	$558,445.32
	Beginning Reserve Account Balance	$558,445.32
	Reserve Account Deposits	$-
	Reserve Account Earnings	$4.65
	Distribute Earnings - Collection Account	$(4.65)
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$558,445.32

VI.	DELINQUENCY & LOSS
	Delinquency	Number	Amount	% of Ending Pool Balance

	30 - 59 Days	67	$1,257,566.37	0.807%
	60 - 89 Days	25	$430,312.99	0.276%
	90 + Days	26	$462,612.55	0.297%

	Total	118	2,150,491.91	1.379%

	Repossession Inventory	16	$309,771.69
		Current Period	Cumulative

	Losses	$289,846.94	$2,641,113.54
	Recoveries	$(199,213.22)	$(1,518,896.31)

	Net Losses	$90,633.72	$1,122,217.23

	Cumulative Net Loss Percentage		0.50%
	Cumulative Recovery Rate		57.51%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/Mark K. Olson	March 11, 2015
Mark K. Olson	Date
EVP, Chief Financial Officer